Borrowings - Summary of Long-term Borrowings (Detail) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Jan. 01, 2017 KRW (₩)
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 6,648,293		₩ 6,683,662
Total	₩ 5,279,812		5,110,188		₩ 6,300,790
Shinhan Bank [member] | Vessel facility loans [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates adjustment rate	2.808%	2.808%
Kookmin Bank [member] | Vessel facility loans [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates adjustment rate	2.808%	2.808%
Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 546,090		587,133
Less: Current portion	(394,927)		(87,398)
Total	151,163		499,735
Long-term borrowings [member] | General loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	₩ 30,000		30,000
Long-term borrowings [member] | Export-Import Bank of Korea [member] | Inter-Korean Cooperation Fund [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.50%	1.50%
Borrowings	₩ 3,948		4,688
Long-term borrowings [member] | Shinhan Bank [member] | General loans [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.93%	2.93%
Borrowings	₩ 5,000		30,000
Long-term borrowings [member] | Shinhan Bank [member] | Facility loans [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.01%	3.01%
Borrowings	₩ 30,000		6,000
Long-term borrowings [member] | Shinhan Bank [member] | Vessel facility loans [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates description	LIBOR (3M)+0.706%
Annual interest rates adjustment rate	0.706%	0.706%
Borrowings	₩ 10,063	$ 9,000	16,071	$ 15,000
Long-term borrowings [member] | KEB Hana Bank [member] | General loans [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.95%	3.95%
Borrowings			3,000
Long-term borrowings [member] | Standard Charted Bank [member] | General loans [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.16%	3.16%
Borrowings	₩ 6,000		8,000
Long-term borrowings [member] | NongHyup Bank [member] | General loans [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.86%	2.86%
Borrowings	₩ 8,000		8,000
Long-term borrowings [member] | NongHyup Bank [member] | Facility loans [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.00%	2.00%
Borrowings	₩ 104		123
Long-term borrowings [member] | Korea Development Bank [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.30%	3.30%
Long-term borrowings [member] | Korea Development Bank [member] | General loans [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.02%	3.02%
Borrowings	₩ 10,000
Long-term borrowings [member] | Kookmin Bank [member] | Facility loans [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	2.59%	2.59%
Borrowings			2,333
Long-term borrowings [member] | NH Investment & Security Co., Ltd. [member] | Commercial papers [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	3.17%	3.17%
Borrowings	₩ 300,000		300,000
Long-term borrowings [member] | Other Financial Instruments [member] | Redeemable convertible preferred stock [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.00%	1.00%
Borrowings	₩ 950		950
Long-term borrowings [member] | Other Financial Instruments [member] | Kookmin Bank and other [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.59%	4.59%
Borrowings	₩ 142,025	$ 127,023	₩ 177,968	$ 166,108